Summary of Principal Accounting Policies - Revenue Recognition - Additional Information (Details1) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Revenue
Contract liabilities	¥ 3,082,547	¥ 4,892,374
Contract liabilities within one year
Revenue
Contract liabilities	¥ 1,903,302	¥ 3,713,129
Contract liabilities within one year | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01
Revenue
Performance obligation, expected timing of satisfaction, period	1 year	1 year
Contract liabilities over one year to two years | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01
Revenue
Contract liabilities	¥ 1,179,245	¥ 1,179,245
Contract liabilities over one year to two years | Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01
Revenue
Performance obligation, expected timing of satisfaction, period	1 year	1 year
Contract liabilities over one year to two years | Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01
Revenue
Performance obligation, expected timing of satisfaction, period	2 years	2 years